Net borrowings - Schedule of borrowings (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 GBP (£)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Bank overdrafts	$ 26			$ 22	$ 21
Bank and other loans	125			83
Fair value adjustment to borrowings	(17)			(8)
Borrowings due within one year	2,449			2,928
Bank and other loans	31			318
Fair value adjustment to borrowings	(179)			(197)
Borrowings due after one year	19,062			20,820
Total borrowings before leases and derivative financial instruments	21,511			23,748
Fair value of cross currency interest rate swaps	(413)			(559)
Fair value of foreign currency swaps and forwards	20			2
Fair value of interest rate hedging instruments	199			210
Lease liabilities	685			653
Gross borrowings	22,002			24,054
Less: Cash and cash equivalents	(1,520)			(2,200)	(1,130)
Net borrowings	$ 20,482			$ 21,854	$ 21,017
Interest rate	3.90%	3.90%	3.90%	4.10%	4.30%
Proportion of ownership interest in subsidiary	100.00%
Unamortised finance costs	$ 90			$ 103
Diageo Investment Corporation
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary	100.00%
Diageo Capital Plc
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary	100.00%
$500 million 5.200% bonds due 2025(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	$ 0			500
Notional amounts	$ 500
Interest rate	5.20%	5.20%	5.20%
$750 million 1.375% bonds due 2025(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	$ 0			750
Notional amounts	$ 750
Interest rate	1.375%	1.375%	1.375%
€850 million 2.375% bonds due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	$ 0			995
Notional amounts | €		€ 850
Interest rate	2.375%	2.375%	2.375%
€500 million floating bonds due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	$ 0			586
Notional amounts | €		€ 500
£500 million 1.750% bonds due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	661			0
Borrowings due after one year	$ 0			683
Notional amounts | £			£ 500
Interest rate	1.75%	1.75%	1.75%
$800 million 5.375% bonds due 2026(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	$ 800			0
Borrowings due after one year	0			799
Notional amounts	$ 800
Interest rate	5.375%	5.375%	5.375%
€750 million 1.875% bonds due 2027
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	$ 854
Borrowings due after one year	$ 0			878
Notional amounts | €		€ 750
Interest rate	1.875%	1.875%	1.875%
€500 million 1.500% bonds due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 569			586
Notional amounts | €		€ 500
Interest rate	1.50%	1.50%	1.50%
$750 million 5.300% bonds due 2027(2)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 749			749
Notional amounts	$ 750
Interest rate	5.30%	5.30%	5.30%
$500 million 3.875% bonds due 2028(2)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 499			499
Notional amounts	$ 500
Interest rate	3.875%	3.875%	3.875%
£300 million 2.375% bonds due 2028
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 396			409
Notional amounts | £			£ 300
Interest rate	2.375%	2.375%	2.375%
€700 million 0.125% bonds due 2028
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 796			818
Notional amounts | €		€ 700
Interest rate	0.125%	0.125%	0.125%
£300 million 2.875% bonds due 2029
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 396			410
Notional amounts | £			£ 300
Interest rate	2.875%	2.875%	2.875%
€750 million 1.500% bonds due 2029
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 854			878
Notional amounts | €		€ 750
Interest rate	1.50%	1.50%	1.50%
$1,000 million 2.375% bonds due 2029(2)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 996			994
Notional amounts	$ 1,000
Interest rate	2.375%	2.375%	2.375%
$1,000 million 2.000% bonds due 2030(2)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 997			996
Notional amounts	$ 1,000
Interest rate	2.00%	2.00%	2.00%
$750 million 5.125% bonds due 2030(1)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 748			748
Notional amounts	$ 750
Interest rate	5.125%	5.125%	5.125%
€700 million 3.125% bonds due 2031
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 798			821
Notional amounts | €		€ 700
Interest rate	3.125%	3.125%	3.125%
€300 million 3.125% bonds due 2031
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 343			353
Notional amounts | €		€ 300
Interest rate	3.125%	3.125%	3.125%
€1,000 million 2.500% bonds due 2032
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 1,136			1,168
Notional amounts | €		€ 1,000
Interest rate	2.50%	2.50%	2.50%
$750 million 2.125% bonds due 2032(2)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 745			745
Notional amounts	$ 750
Interest rate	2.125%	2.125%	2.125%
€500 million 3.250% bonds due 2032
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 568			0
Notional amounts | €		€ 500
Interest rate	3.25%	3.25%	3.25%
£400 million 1.250% bonds due 2033
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 525			543
Notional amounts | £			£ 400
Interest rate	1.25%	1.25%	1.25%
$750 million 5.500% bonds due 2033(2)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 745			745
Notional amounts	$ 750
Interest rate	5.50%	5.50%	5.50%
$900 million 5.625% bonds due 2033(2)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 895			895
Notional amounts	$ 900
Interest rate	5.625%	5.625%	5.625%
€900 million 1.875% bonds due 2034
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 1,020			1,049
Notional amounts | €		€ 900
Interest rate	1.875%	1.875%	1.875%
$400 million 7.450% bonds due 2035(1)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 400			400
Notional amounts	$ 400
Interest rate	7.45%	7.45%	7.45%
€700 million 3.375% bonds due 2035
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 792			814
Notional amounts | €		€ 700
Interest rate	3.375%	3.375%	3.375%
$750 million 5.625% bonds due 2035(1)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 744			743
Notional amounts	$ 750
Interest rate	5.625%	5.625%	5.625%
$600 million 5.875% bonds due 2036(2)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 595			595
Notional amounts	$ 600
Interest rate	5.875%	5.875%	5.875%
€500 million 3.750% bonds due 2037
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 567			0
Notional amounts | €		€ 500
Interest rate	3.75%	3.75%	3.75%
£600 million 2.750% bonds due 2038
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 788			816
Notional amounts | £			£ 600
Interest rate	2.75%	2.75%	2.75%
$500 million 4.250% bonds due 2042(1)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 496			495
Notional amounts	$ 500
Interest rate	4.25%	4.25%	4.25%
$500 million 3.875% bonds due 2043(2)
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 492			492
Notional amounts	$ 500
Interest rate	3.875%	3.875%	3.875%
€500 million 3.750% bonds due 2044
Disclosure of detailed information about borrowings [line items]
Borrowings due after one year	$ 561			$ 578
Notional amounts | €		€ 500
Interest rate	3.75%	3.75%	3.75%